Average Annual Total Returns - FidelityDiversifiedInternationalK6Fund-PRO - FidelityDiversifiedInternationalK6Fund-PRO - Fidelity Diversified International K6 Fund	Dec. 30, 2022
Fidelity Diversified International K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.35%
Since Inception	11.01%
MS001
Average Annual Return:
Past 1 year	11.48%
Since Inception	7.50%	[1]

[1]	A From May 25, 2017